CONDENSED CONSOLIDATED BALANCE SHEETS $ in Thousands	Mar. 31, 2023 USD ($)
Current assets:
Cash and cash equivalents	$ 9,703
Accounts receivable, net	26,707
Prepaids and other current assets	5,952
Total current assets	42,362
Property and equipment, net	465
Goodwill	7,816
Intangible assets, net	980
Operating lease right-of-use assets	972
Other noncurrent assets	4,925
Total assets	57,520
Current liabilities:
Accounts payable	3,885
Accrued expenses	6,919
Operating lease liabilities	868
Long-term debt, current	16,326
Deferred revenue	27,980
Total current liabilities	55,978
Operating lease liabilities, net of current	148
Deferred revenue, net of current	17,265
Warrant liabilities	3,919
Deferred tax liability	173
Total liabilities	77,483
Commitments and contingencies (Note 11)
Stockholders' equity (deficit):
Ordinary shares, par value of $0.01 per share; 66,872,785 and 13,864,344 shares issued and outstanding as of March 31, 2023 and September 30, 2022	668
Additional paid-in-capital	212,253
Accumulated deficit	(222,069)
Accumulated other comprehensive income (loss)	(10,815)
Total stockholders' equity (deficit)	(19,963)
Total liabilities, convertible preferred shares and stockholders' equity (deficit)	$ 57,520